Acquisition of FOH Online Corp Inc. - Disclosure of Detailed Information About Purchase Consideration (Details) - NZD ($) $ in Thousands	Nov. 15, 2018	Jun. 19, 2018
Acquisition Of Foh Online Corp Inc.
Shares issued at fair value	$ 6,872
Debt forgiveness	13,074
Total purchase consideration	$ 19,946	$ 14,196